Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	$ 21,337	$ 28,349	$ (4,141)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	(1,129)	(1,021)	(192)
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	15,877	21,783	(2,131)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	3,127	4,282	(643)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	$ 3,462	$ 3,305	$ (1,175)